Share Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of classes of share capital [line items]
Schedule of Stock Options Activities

A summary of stock options activities are as follows:

	Number of	Weighted average
	options	exercise price
		$
Outstanding at December 31, 2015	11,823,000	0.84
Granted	672,500	2.93
Expired	(430,400)	1.28
Cancelled	(100,000)	0.73
Exercised	(3,777,161)	0.86
Outstanding at December 31, 2016	8,187,939	0.98
Granted	3,465,140	2.15
Expired	(105,612)	2.57
Exercised	(2,448,916)	0.92
Replacement options issued	153,089	1.67
Outstanding at December 31, 2017	9,251,640	1.43

Schedule of Fair Value of Options Granted Using Black-scholes Option Pricing Model

The fair value of options granted is estimated on the grant date using the Black-Scholes option pricing model using the following weighted average variables:

	For the year ended December 31,
	2017	2016
Risk-free interest rate	1.53%	0.60%
Expected option life in years	4.90 years	4.72 years
Expected stock price volatility	70%	78%
Expected dividend rate	0%	0%

Schedule of Stock Options Outstanding and Exercisable

A summary of the stock options outstanding and exercisable at December 31, 2017 is as follows:

Exercise	Number	Number
Price	Outstanding	Exercisable	Expiry Date
$
0.79*	1,287,000	1,287,000	March 18, 2018
0.76	787,000	787,000	May 23, 2018
2.12	84,600	84,600	August 1, 2018
0.77	745,000	745,000	September 12, 2019
0.73	2,350,000	2,350,000	November 27, 2020
2.14	110,000	110,000	June 21, 2021
3.16	507,500	507,500	September 29, 2021
2.24	325,000	325,000	June 1, 2022
2.12	2,455,540	818,513	August 1, 2022
2.25	600,000	200,000	September 12, 2022
	9,251,640	7,214,613

* exercised subsequent to December 31, 2017 (Note 19)

Warrant [Member]
Disclosure of classes of share capital [line items]
Schedule of Stock Options Activities

A summary of share purchase warrant activities are as follows:

	Number of	Weighted average
	warrants	exercise price
		$
Outstanding at December 31, 2015	7,594,248	1.00
Exercised	(7,468,804)	1.00
Expired	(125,444)	1.00
Outstanding at December 31, 2016	-	-
Replacement warrants issued	218,700	1.15
Exercised	(218,700)	1.15
Outstanding at December 31, 2017	-	-